Income Taxes - Narrative (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Valuation allowance, increase			$ 2,700,000	$ 11,900,000
Federal net operating loss carryforwards			41,300,000	64,900,000
Net operating loss carryforwards for state income tax purposes			33,800,000	50,300,000
Research and development tax credit carryforward			1,151,000	0
Income tax expense (benefit)	$ 1,800,000	$ 316,000	1,832,000	(367,000)
Unrecognized tax benefits			$ 0	$ 0